Supplement dated June 12, 2008

To

Form N-1A

Filed on Edgar April 29, 2008

The Consent of Independent Registered Public Accounting Firm attached as Exhibit 23(j) to Form N-1A is amended and restated as follows:

Exhibit 23(j)

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Davis Variable Account Fund, Inc.:

We consent to the use of our report dated February 8, 2008, incorporated by reference in this Registration Statement of Davis Variable Account Fund, Inc. and to the references to our firm under the headings “Financial Highlights” appearing in each of the Prospectuses for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, comprising the Davis Variable Account Fund, Inc. and “Disclosure of Portfolio Holdings” and “Independent Registered Public Accounting Firm” appearing in the Statement of Additional Information.

KPMG LLP

Denver, Colorado

April 28, 2008